Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments
New standards, interpretations and amendments to standards and interpretations

A number of new standards and amendments to standards are effective for annual periods beginning after January 1, 2020, and earlier application is permitted; however, the Group has not early adopted the following new or amended standards in preparing these consolidated financial statements.

Standard / interpretation
Revised Conceptual Framework for Financial Reporting	Amendments to 'References to Conceptual Framework in IFRS Standards'
Amendments to IFRS 3	Amendments to 'Definition of a Business' - Clarifications
Amendments to IAS 1 and IAS 8	Amendments to 'Definition of Material' - Clarifications
Amendments to IFRS 9, IAS 39 and IFRS 7	Amendments to 'Interest Rate Benchmark Reform'

None of these standards, amendments to standards, or new interpretations are expected to have a significant effect on the consolidated financial statements of the Group.

The following standard was effective for annual periods beginning on January 1, 2019, and was adopted by Group for the first time in the consolidated financial statements:

IFRIC Interpretation 23, Uncertainty over Income Tax Treatments

On January 1, 2019, the Group adopted International Financial Reporting Interpretations Committee (“IFRIC”) Interpretation 23, Uncertainty over Income Tax Treatments. The interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments. The adoption did not have any material impact on the consolidated financial statements.

IFRS 16 Leases

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are optional exemptions for short-term leases and leases of low value items. Lessor accounting remains similar to the current standard - i.e. lessors continue to classify leases as finance or operating leases. IFRS 16 replaces the prior standard, IAS 17 Leases, and related interpretations.

The Group adopted IFRS 16 as of January 1, 2019, applying the modified retrospective approach. Under the chosen transition method, comparative information has not been restated and there was no cumulative impact to the Group's retained earnings at January 1, 2019 from the adoption of IFRS 16. The Group elected to use a number of the practical expedients offered by the standard, including non-capitalization of short-term leases, and the use of hindsight when determining the lease term if the contract contains options to extend or terminate the lease. Additionally, the Group applied a practical expedient to ‘grandfather’ its previous assessment of which existing contracts are, or contain, leases. The Group applied IFRS 16 to all contracts that were previously identified as leases under IAS 17 Leases. Contracts that were not identified as leases under IAS 17 were not reassessed. Under IFRS 16, a contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration. The definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.

On January 1, 2019, the Group recognized lease liabilities in relation to two lease contracts as a lessee for office space in Berlin, Germany and Utah, United States, which were previously classified as operating leases under IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the incremental borrowing rates as of January 1, 2019. The weighted average discount rate applied to the lease liabilities on January 1, 2019 was 2.79%.

Interest is charged over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. When measuring the right-of-use asset, there were two options in transition. The Group chose the option to measure the associated right-of-use assets at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments existing immediately prior to the date of initial application. The right-of-use asset is depreciated over the shorter of the asset's life or the lease term on a straight-line basis.

The nature of expenses related to the Group's leases changed under IFRS 16. Expenses related to the Group's leases were previously recognized on a straight-line basis as operating lease expense under IAS 17 Leases. Beginning January 1, 2019, the Group recognizes depreciation expense for right-of-use assets as operating expense and interest expense on lease liabilities as finance expense within the Consolidated Statements of Operations and Comprehensive Loss.

The transition impact of the policy change as of January 1, 2019, was as follows:

•	Property, plant and equipment are higher by €1.3 million due to the recognition of right-of-use assets.

•	Current financial liabilities are higher by €401 thousand due to the recognition of lease liabilities.

•	Non-current financial liabilities are higher by €916 thousand due to the recognition of lease liabilities.

•	Trade and other payables are lower by €55 thousand due to the derecognition of deferred rent.

Below is a reconciliation of the Group's operating lease commitments at December 31, 2018 and lease liabilities recognized on January 1, 2019:

in € thousands	January 1, 2019
Operating lease commitments as of December 31, 2018 as disclosed in the Group's consolidated financial statements	2,261
Contracts not containing a lease	(874)
Operating lease commitments as of January 1, 2019	1,387
Discounted using the weighted average incremental borrowing rate of 2.79% at January 1, 2019	1,331
Recognition exemption for leases with less than 12 months of lease term at transition	(14)
Lease liabilities recognized on January 1, 2019	1,317

The following tables show the carrying amounts and fair values of financial assets and financial liabilities and classifies these into measurement categories pursuant to IFRS 9 for the years ended December 31, 2019 and 2018.

	Classification pursuant to IFRS 9	Carrying amount	Measurement Categories		Fair Value
December 31, 2019 in € thousands			At amortized cost	At fair value	Level 1	Level 2	Level 3	Total
Deposits	AC	1,036	1,036	—	—	—	—	—
Other receivables	AC	6,004	6,004	—	—	—	—	—
Other non-current financial assets		7,040	7,040	—	—	—	—	—
Trade receivables	AC	5,808	5,808	—	—	—	—	—
Deposits	AC	303	303	—	—	—	—	—
Other receivables	AC	2,915	2,915	—	—	—	—	—
Other current financial assets		3,218	3,218	—	—	—	—	—
Cash and cash equivalents	AC	15,450	15,450	—	—	—	—	—
Total financial assets		31,516	31,516	—	—	—	—	—
Borrowings	AC	95,839	95,839	107,873	—	107,873	—	107,873
Other non-current financial liabilities	AC	7,167	7,167	—	—	—	—	—
Trade payables	AC	25,873	25,873	—	—	—	—	—
Refund liabilities	AC	98	98	—	—	—	—	—
Deferred consideration payable	AC	9,187	9,187	—	—	—	—	—
Other liabilities	AC	5,144	5,144	—	—	—	—	—
Other current financial liabilities		14,429	14,429	—	—	—	—	—
Total financial liabilities		143,308	143,308	107,873	—	107,873	—	107,873

	Classification pursuant to IFRS 9	Carrying amount	Measurement Categories		Fair Value
December 31, 2018 in € thousands (1)			At amortized cost	At fair value	Level 1	Level 2	Level 3	Total
Deposits	AC	21	21	—	—	—	—	—
Other receivables	AC	3	3	—	—	—	—	—
Other non-current financial assets		24	24	—	—	—	—	—
Trade receivables	AC	2,974	2,974	—	—	—	—	—
Deposits	AC	299	299	—	—	—	—	—
Other receivables	AC	615	615	—	—	—	—	—
Other current financial assets		914	914	—	—	—	—	—
Cash and cash equivalents	AC	11,095	11,095	—	—	—	—	—
Total financial assets		15,007	15,007	—	—	—	—	—
Borrowings	AC	12,125	12,125	12,259	—	12,259	—	12,259
Other non-current financial liabilities	AC	54	54	—	—	—	—	—
Trade payables	AC	10,166	10,166	—	—	—	—	—
Refund liabilities	AC	135	135	—	—	—	—	—
Other liabilities	AC	743	743	—	—	—	—	—
Other current financial liabilities		878	878	—	—	—	—	—
Total financial liabilities		23,223	23,223	12,259	—	12,259	—	12,259

(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.

Schedule of movements of financial liabilities
The following tables show the movements of financial liabilities for the years ended December 31, 2019 and 2018:

				Non-Cash related changes
in € thousands	January 1, 2019	Cash related changes from operating activities	Cash related changes from financing activities	Changes in interest expenses	Adoption of IFRS 16 on January 1, 2019	Liabilities assumed on Zoosk acquisition date	Other changes	December 31, 2019
Borrowings	12,125	(5,737)	81,749	6,595	—	—	1,107	95,839
Other non-current financial liabilities	54	244	(490)	—	916	6,080	363	7,167
Refund liabilities	135	—	—	—	—	—	(37)	98
Deferred consideration payable from business combination	—	—	—	—	—	—	9,187	9,187
Other liabilities	743	(604)	(514)	—	401	2,637	2,481	5,144
Other current financial liabilities	878	(604)	(514)	—	401	2,637	11,631	14,429
Total financial liabilities	13,057	(6,097)	80,745	6,595	1,317	8,717	13,101	117,435

				Non-Cash related changes
in € thousands	January 1, 2018	Cash related changes from operating activities	Cash related changes from financing activities	Changes in interest expenses	Other changes	December 31, 2018
Borrowings	5,850	(423)	6,248	450	—	12,125
Other non-current financial liabilities	—	—	—	—	54	54
Refund liabilities	—	—	—	—	135	135
Other liabilities	6,515	(559)	(5,730)	—	517	743
Other current financial liabilities	6,515	(559)	(5,730)	—	652	878
Total financial liabilities	12,365	(982)	518	450	706	13,057

Schedule of financial assets that are either past due or impaired
The following table presents the maturity structure of the financial assets that are not impaired and not past due as well as those due and impaired as of the reporting date. For receivables that are neither impaired nor past due, there was no indication on the reporting date that the debtors would not meet their payment obligations. All receivables past due by 60 days are written off in their entirety.

(in € thousands)	Carrying amount	Thereof neither past due nor impaired	Thereof past due as of the reporting date and impaired
December 31, 2019
Deposits	1,339	1,339	—
Lease receivables	7,346	7,346	—
Other receivables	1,573	1,573	—
Other financial assets	10,258	10,258	—
Trade receivables	5,808	5,808	—
Total	16,066	16,066	—
December 31, 2018 (1)
Deposits	320	320	—
Other receivables	618	618	—
Other financial assets	938	938	—
Trade receivables	2,974	2,367	607
Total	3,912	3,305	607

(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.

Schedule of impairment of assets
The movement in the allowance for impairment in respect of trade receivables during the year was as follows. The bad debt allowance includes all receivables that are not expected to be recovered.

(in € thousands)	Impairment on Trade Receivables
Balance at December 31, 2017	774
Impairment loss recognized	1,203
Amounts written off	(1,370)
Balance at December 31, 2018	607
Impairment loss recognized	(349)
Balance at December 31, 2019	258

The movement in the allowance for impairment in respect of the Group's lease receivable during the year was as follows:

(in € thousands)	Impairment on Lease Receivables
Balance at December 31, 2018	—
Impairment loss recognized	266
Balance at December 31, 2019	266

Schedule of liquidity risk
The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

		Contractual cash flows
December 31, 2019 in € thousands	Carrying amount	Total	< 1 year	1-5 years	More than 5 years
Borrowings	95,839	131,064	20,499	110,565	—
Other non-current financial liabilities	7,167	7,540	—	7,540	—
Trade payables	25,873	25,873	25,873	—	—
Refund liabilities	99	99	99	—	—
Deferred consideration payable	9,187	9,352	9,352	—	—
Other liabilities	5,143	5,377	5,377	—	—
Other current financial liabilities	14,429	14,828	14,828	—	—
Total financial liabilities	143,308	179,305	61,200	118,105	—

		Contractual cash flows
December 31, 2018 in € thousands	Carrying amount	Total	< 1 year	1-5 years	More than 5 years
Borrowings	12,125	12,125	3,750	8,375	—
Other non-current financial liabilities	54	54	—	54	—
Trade payables	10,166	10,166	10,166	—	—
Refund liabilities	135	135	135	—	—
Other liabilities	743	743	743	—	—
Other current financial liabilities	878	878	878	—	—
Total financial liabilities	23,223	23,223	14,794	8,429	—

Schedule of currency risk
The summary quantitative data about the Group’s exposure to currency risk as reported to the management of the Group is as follows:

December 31, 2019 in thousands in local currency	EUR	USD	GBP	AUD	CAD	ILS
Financial assets
Trade receivables	2,019	3,963	102	100	113	7
Other financial assets	1,243	9,942	—	—	—	—
Cash and cash equivalents	3,890	11,100	815	415	580	197
Financial liabilities
Borrowings	—	(107,665)	—	—	—	—
Trade payables	(8,530)	(18,626)	(457)	(12)	(289)	(73)
Other financial liabilities	(980)	(23,174)	—	—	—	—
Net statement of financial position exposure	(2,358)	(124,460)	460	503	404	131

December 31, 2018 in thousands in local currency (1)	EUR	USD	GBP	AUD	CAD	ILS
Financial assets
Trade receivables	1,773	985	132	154	147	19
Other financial assets	759	196	—	—	—	19
Cash and cash equivalents	3,993	6,767	218	264	448	2,136
Financial liabilities
Borrowings	(12,125)	—	—	—	—	—
Trade payables	(8,140)	(1,971)	(210)	(54)	(13)	(124)
Other financial liabilities	(385)	(627)	—	—	—	—
Net statement of financial position exposure	(14,125)	5,350	140	364	582	2,050

(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.

Schedule of sensitivity analysis for types of market risk

	Profit or loss
Effect in euro	Strengthening	Weakening
December 31, 2019
EUR (0% movement)	—	—
USD (2% movement)	2,348	(2,348)
GBP (5% movement)	(22)	22
AUD (1% movement)	(7)	7
CAD (6% movement)	(26)	26
ILS (10% movement)	(13)	13

December 31, 2018
EUR (0% movement)	—	—
USD (5% movement)	(242)	242
GBP (1% movement)	(1)	1
AUD (6% movement)	(21)	21
CAD (4% movement)	(22)	22
ILS (3% movement)	(66)	66

December 31, 2017
EUR (0% movement)	—	—
USD (12% movement)	(335)	335
GBP (4% movement)	(3)	3
AUD (5% movement)	(10)	10
CAD (6% movement)	2	(2)
ILS (3% movement)	(76)	76